Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 20,706	$ 34,201
Restricted cash, current	108	110
Accounts receivable, net of allowance for doubtful accounts	2,573	2,979
Notes receivable from employees and related parties	67	68
Inventories	7,510	2,710
Prepaid expenses	831	1,198
Current assets held for sale		689
Other current assets	1,380	555
Total current assets	33,175	42,510
Noncurrent assets
Notes receivable, noncurrent	64	190
Deferred income tax assets	3,295	1
Deferred tax credits	694	848
Property, plant and equipment net of accumulated depreciation	842	573
Intangible assets, net of accumulated amortization	98	105
Finance lease right-of-use assets		171
Operating lease right-of-use assets	2,289	2,941
Goodwill	8,317	8,317
Equity securities, at cost	472	501
Equity securities, at fair value	1	1
Noncurrent assets held for sale		32,391
Other noncurrent assets	249	256
Total noncurrent assets	16,321	46,295
TOTAL ASSETS	49,496	88,805
Current Liabilities
Accounts payable	13,401	14,786
Notes payable	4,196	4,206
Deferred revenue, current	174	92
Current portion of obligations under finance lease liabilities		55
Current portion of obligations under operating lease liabilities	592	595
Income tax payable	57	11
Current liabilities held for sale		4,567
Other current liabilities	409	440
Total current liabilities	18,829	24,752
Noncurrent liabilities
Bonds, mortgages and other long-term debt	1,850	458
Convertible note payable, noncurrent	1,267	9,049
Deferred revenue, noncurrent	23	100
Operating lease liabilities, noncurrent	1,727	2,468
Employee benefit plan obligation	1,759	4,769
Other deferred tax liabilities	8	62
Noncurrent liabilities held for sale		5,712
Other noncurrent liabilities	8	56
Total noncurrent liabilities	6,642	22,674
TOTAL LIABILITIES	25,471	47,426
SHAREHOLDERS' EQUITY
Treasury stock, at cost (457,264 and 7,201,664 shares held)	(371)	(636)
Additional paid-in capital	280,597	268,199
Accumulated other comprehensive income / (loss)	5,935	1,407
Accumulated deficit	(265,635)	(238,160)
Total shareholders'equity attributable to WISeKey shareholders	26,260	35,895
Noncontrolling interests in consolidated subsidiaries	(2,235)	5,484
Total shareholders' equity	24,025	41,379
TOTAL LIABILITIES AND EQUITY	49,496	88,805
Common Shares - Class A
SHAREHOLDERS' EQUITY
Common stock	400	400
Common Shares - Class B
SHAREHOLDERS' EQUITY
Common stock	5,334	4,685
Treasury stock, at cost (457,264 and 7,201,664 shares held)	$ (371)	$ (636)